Schedule of Share Option Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Granted	0	24,812
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Balance	24,921	494	494	595
Weighted Average Exercise Price, Balance	$ 103.04	$ 10,658.14	$ 10,658.14	$ 12,048.00
Weighted Average Remaining Contractual Term (Years)			9 years 1 month 17 days	7 years 2 months 12 days	7 years 11 months 15 days
Aggregrate Intrinsic Value, Balance
Number of Options Outstanding, Granted			24,812	52
Weighted Average Exercise Price, Granted			$ 78.92	$ 547.20
Number of Options Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Cancelled/forfeited			(385)	(153)
Weighted Average Exercise Price, Cancelled/forfeited			$ 9,610.52	$ 12,327.88
Number of Options Outstanding, Balance			24,921	494	595
Weighted Average Exercise Price, Balance			$ 103.04	$ 10,658.14	$ 12,048.00
Aggregrate Intrinsic Value, Balance
Number of Options Outstanding, Unvested			4
Weighted Average Exercise Price, Unvested			$ 2,094.84
Weighted Average Remaining Contractual Term (Years)			7 years 5 months 26 days
Number of Options Outstanding, Vested and exercisable			24,917
Weighted Average Exercise Price, Vested and exercisable			$ 102.72
Weighted Average Remaining Contractual Term (Years) Vested and Exerciseable			9 years 1 month 17 days
Aggregrate Intrinsic Value, Vested and Exerciseable